Putnam Investments
One Post Office Square
Boston, MA 02109
August 31, 2018

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	Putnam Funds Trust (Securities Act No. 333-515 and Investment Company File Act No. 811-
07513) (the “Trust”) on behalf of Putnam Capital Spectrum Fund, Putnam Equity Spectrum Fund
and Putnam Multi-Cap Core Fund (the “Funds”)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed on behalf of the Funds pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 290 to the Fund’s Registration Statement on Form N-1A (the “Amendment”) would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on 8/24/18.

Comments or questions concerning this certificate may be directed to Peter T. Fariel at 1-800-225-2465, ext. 10023.

Very truly yours,

Putnam Funds Trust

/s/ Jonathan S. Horwitz
By:	_____________________________________
Jonathan S. Horwitz
Executive Vice President, Principal
Executive Officer and Compliance Liaison

cc:	James E. Thomas, Esq.
Ropes & Gray LLP